BUSINESS COMBINATIONS - Fair Value Determination of the Consideration (Details) - Adbid and Sports Reinvention Entertainment Group S.L. $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Decrease Working Capital	$ (1,128)
Intangible Assets recognized	960
Goodwill	(4,252)
Other financial liabilities - decrease in contingent consideration	4,167
Non-controlling interests	$ 253